Business Combinations (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Schedule of allocation of the purchase price of the assets acquired and liabilities assumed
As of May 31, 2019
RMB’000
Cash and cash equivalents	4,254
Prepayments and other current assets	8,974
Property, plant and equipment	6,959
Operating lease right-of-use	15,320
Intangible assets	200
Accounts payable	(1,518)
Deferred revenue	(25,098)
Salary and welfare payable	(1,219)
Accrued expenses and other payables	(2,795)
Operating lease liabilities	(15,320)
Goodwill	25,253
Total purchase consideration	15,010
As of June 30, 2018
RMB’000
Cash and cash equivalents	24,248
Accounts receivable	165
Prepayments and other current assets	43,122
Inventories	2,517
Prepaid tax	613
Other current assets	3,804
Property, plant and equipment	3,679
Intangible assets	41,010
Accounts payable	(1,467)
Deferred revenue	(149,656)
Salary and welfare payable	(6,981)
Deferred tax liabilities	(17,832)
Fair value of non-controlling interests	(26,070)
Goodwill	221,888
Total purchase consideration	139,040

Schedule of pro forma information
	Years ended December 31,
	2018	2019
	RMB’000	RMB’000
Revenues	1,455,736	1,464,028
Net income/(loss)	48,990	(228,193)
	Year ended December 31, 2017	Year ended December 31, 2018
	RMB’000	RMB’000
Revenues	1,298,977	1,486,635
Net income	33,309	44,237